Other Current Receivables - Summary of Other Current Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other current receivables [abstract]
VAT	€ 3,939	€ 4,217
Receivables from National Institute for Social Security	2,004	1,533
Other	1,780	3,757
Total	€ 7,723	€ 9,507